     As filed with the Securities and Exchange Commission on July 27, 2006


                                        Registration Nos. 33-26716 and 333-36109
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                       ---------------------------------


                        Post-Effective Amendment No. 17

                                       To
                                    Form S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. Exact name of trust:

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                U.S. GOVERNMENT ZERO COUPON BOND SERIES--3 AND 8
                           (A UNIT INVESTMENT TRUST)

B. Names of depositors:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. Complete addresses of depositors' principal executive offices:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                             Unit Investment Trusts
                              Post Office Box 9051
                            Princeton, NJ 08543-9051

D. Names and complete addresses of agents for service:

                   ANDREW J. DONOHUE                                             Copies to:
                     P.O. Box 9011                                          NORA M. JORDAN, ESQ.
                Princeton, NJ 08543-9011                                    450 Lexington Avenue
                                                                             New York, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 31, 2006.



Check box if it is proposed that this Registration Statement shall become effective on July 28, 2006 pursuant to paragraph (b) of Rule 485. /X/

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                           Defined Asset Funds-Registered Trademark-
                           ----------------------------------------------------

                                                    Government
                                                    Securities Income
                                                    Fund
                                                    U.S. Government
                                                    Zero Coupon Bond
                                                    Series 3 and 8
                                                    Unit Investment
                                                    Trusts

                                                    -  Portfolios of
                                                    Stripped U.S.
                                                    Treasury
                                                       Securities
                                                    -  Designed for
                                                    Safety of Capital
                                                    and High Yield to
                                                       Maturity
                                                    -  Investment
                                                    Alternatives for
                                                    Employee Benefit
                                                       Plans
                                                       Established by
                                                       Merrill Lynch &
                                                       Co., Inc. and
                                                       Affiliates


                                                    ---------------------------------------------------------
                                                    The Securities and Exchange Commission has not approved
                                                    or disapproved these Securities or passed upon the
Sponsor:                                            adequacy of this prospectus. Any representation to the
Merrill Lynch,                                      contrary is a criminal offense.
Pierce, Fenner & Smith Incorporated                 Prospectus dated July 28, 2006.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-


The financial information in this prospectus is as of the evaluation date, March 31, 2006.


Contents

                                           Page
                                           ----
Risk/Return Summary..................        3
What You Can Expect From Your
  Investment.........................        6
  Distributions at Maturity..........        6
  Records and Reports................        6
The Risks You Face...................        6
  Interest Rate Risk.................        6
Selling Units........................        6
  Selling Units to the Trustee.......        6
How The Trusts Work..................        7
  Pricing............................        7
  Evaluations........................        7
  Income.............................        7
  Expenses...........................        7
  Portfolio Changes..................        8
  Termination........................        8
  No Certificates....................        8
  Trust Indenture....................        8
  Legal Opinion......................        9
  Independent Registered Public
    Accounting Firm..................        9
  Sponsor............................        9
  Trustee............................        9
  Code of Ethics.....................        9
Taxes................................        9
Supplemental Information.............       10
Financial Statements.................      D-1

--------------------------------------------------------------------------------

Risk/Return Summary

 1. What are the Trusts' Objectives?
   Each Series seeks safety of capital and a high yield to maturity by investing in fixed portfolios consisting primarily of stripped U.S. Treasury securities. Each Trust also holds a Treasury note for income to pay Trust expenses.

   Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. and its affiliates--the Plans--as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term "you" in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.

 2. What are Stripped U.S. Treasury Securities?
   These are debt obligations issued directly by the U.S. Treasury. They do not pay interest periodically, and are priced at a deep discount from face amount. This discount is your investment return. Stripped securities pay a fixed amount of principal at maturity.

 3. What is the Investment Strategy?
 - Each Series consists of one or more separate Trusts, each designated by the year in which its stripped Treasury security matures. Each Trust also holds an interest-bearing Treasury note for income to pay Trust expenses. Return would vary if the trust is terminated early--see 4 below. Each Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.

 - The securities in each Trust, BUT NOT THE TRUSTS OR THE UNITS, are backed by the full faith and credit of the United States.

 - For each 10 units held until maturity of a Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.

 - 100% of each Trust consists of U. S. Treasury securities.

 4. What are the Significant Risks?
   You can lose money by investing in a Trust. This can happen for various reasons, including:

 - Rising interest rates can reduce the price of your units.

 - As each Portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the time to maturity is longer.

 - If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also of units, varies with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate these Trusts. Such termination would result in sale of the Treasury securities before maturity and recognition of gains or losses.

 5. Are the Trusts Appropriate for You?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.

   The Trusts are NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. Are the Trusts Managed?
   Unlike mutual funds, the Trusts are not managed and securities are not sold because of market changes.
 7. How do I Buy Units?
   The Plan buys units from the Trustee. There is no minimum investment.

   Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the unit, to the unit price.
   An Adjustment Factor is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

 8. How do I Sell Units?
   A plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.

 9. How are Distributions Made and Taxed?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. Significant amounts of income are attributed to holders (including the Plans) for tax purposes annually as original issue discount is accrued on the stripped Treasury securities.
   However, the Plans are exempt from Federal income tax.

10. What are the Trusts' Fees and Expenses?
   The tables below show the costs and expenses the Plans may pay, directly or indirectly, when they invest in a Trust.

   There is no sales fee (load) on purchases, but income on units is subject to the Sponsor's administrative fee; this reimburses the Sponsor for its direct costs (without profit) in administering the Trusts.


                                      2009        2014
                                     Trust       Trust
                                     -----       -----
Maximum Sponsor's Administrative
Fee per 10 units
on units held to maturity             $6.01       $4.72
As % of Unit Price
(on March 31, 2006)                    0.70%       0.70%


Estimated Annual Trust Operating

Expenses per 10 units

Trustee Fee                         $ 0.50    $ 0.50
Sponsor's Administrative Fee        $ 0.74    $ 0.36
Other Operating Expenses            $ 0.14    $ 0.13
                                    ------    ------
Total                               $ 1.38    $ 0.99

11. What is the Price of a Unit?
   Unit price is based on the net asset value of the Trust plus the adjustment factor shown below. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the securities at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.


   Unit Offer Price Per 10 units
   (as of March 31, 2006)



                           2009        2014
                          Trust       Trust
                          -----       -----
Net Asset Value          $868.74     $683.92
Adjustment Factor           2.78        2.74
                         -------     -------
Offer Price              $871.52     $686.66


12. What is the Expected Return?
   The Estimated Yield to Maturity represents the annual percentage return to you, based on amortization of discount, compounded semi-annually, divided by Unit Offer Price. It assumes that interest income from the Treasury note will equal expenses.

   Estimated Yield to Maturity
(as of March 31, 2006)



                                  2009        2014
                                 Trust       Trust
                                 -----       -----
                                 4.462%      4.686%


   Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.

   If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

   The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

What You Can Expect From Your Investment

Distributions at Maturity

Each Trust normally holds any net income and principal received until the stripped Treasury security matures. Although no distributions of income are expected, the Trustee may distribute any available balances in the Income and Capital Account in June or December of any year, as instructed by the Sponsor.

Records and Reports

You will receive:

- an annual report on Trust activity; and
- (for direct holders only) annual tax information. THIS IS ALSO SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Trusts.

You may inspect records of Trust transactions at the Trustee's office during regular business hours.

The Risks You Face

Interest Rate Risk

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

Selling Units

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the securities, net accrued interest, cash and any other Trust assets;
  - SUBTRACTING accrued but unpaid Trust expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Trust liabilities;
  - DIVIDING the result by the number of outstanding units; and
  - deducting the adjustment factor per unit.

Your net asset value when you sell may be more or less than your cost because of market movements and changes in the portfolio.

Selling Units to the Trustee

The account holder can sell units to the Trustee at any time.

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the request. Contact the Trustee for additional information.

If a Trust does not have cash available to pay you for units received, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size of the Trust.

There could be a delay in paying for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

How The Trusts Work

Pricing

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after the purchase date of the unit.

Evaluations

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current prices for the securities or comparable security.

Income

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

Expenses

The Trustee is paid semiannually. It also benefits when it holds cash for the Trusts in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Trusts' operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect the Trusts and other legal fees and expenses;
  - termination expenses and any governmental charges.

The Sponsor is paid an administrative fee to reimburse it for certain direct expenses. The Sponsor will not collect the administrative fee on units held by any Plan at any time when it has no reimbursable expenses. The Trusts also pay the Evaluator's fees.

If Trust expenses exceed initial estimates, the Trust will owe the excess. The Trustee has a lien on Trust assets to secure reimbursement of Trust expenses and may sell securities if cash is not available.

The interest bearing securities in the 2009 trust has been called. The proceeds will be held by the Trustee in a non-interest bearing account and the Trustee's fee and other expenses following receipt will be reduced so that the estimated net annual income per unit should remain the same.

Portfolio Changes

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

Termination

Each Trust terminates following the stated maturity or sale of the last security in the portfolio. A Trust may also terminate earlier with the consent of investors holding 51% of the units. We may decide to terminate a Trust early if total assets of the Trust are less than 40% of the face amount of securities deposited.

When a Trust is about to terminate direct holders will receive a notice, and they will be unable to sell units of the Trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

No Certificates

No Certificates will be issued for units. The Trustee will credit your account with the number of your units.

Trust Indenture

Each Trust is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest a Trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

Legal Opinion

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent registered public accounting firm, audited the Financial Statements included in this prospectus.

Sponsor

The Sponsor is:

Merrill Lynch, Pierce, Fenner & Smith Incorporated (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

Trustee

The Bank of New York, 2 Hanson Place, 12th Floor, Brooklyn, NY 11217, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

Code of Ethics

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

Taxes

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and investors will be considered to own directly their shares of each stripped zero coupon bond in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, investors will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest. However, because the Plans are exempt from tax under Section 501(a) of the Internal Revenue Code of 1986, as amended, neither the Plans nor any participating employees of the Plans will be currently taxed on original issue discount from the Fund while units are held by the Plans.

Supplemental Information

You can receive at no cost supplemental information about the Trusts by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in a Trust's portfolio and general information about the structure and Trusts. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3 and 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Sponsors, Trustee and Holders
   of Defined Asset Funds - Government Securities Income Fund,
   U.S. Government Zero Coupon Bond Series - 3 and 8:

We have audited the accompanying statements of condition of the 2009 Trust and 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 and 8, including the portfolios, as of March 31, 2006 and the related statements of operations, changes in net assets and the financial highlights for the years ended March 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. Securities owned at March 31, 2006, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 and 8, at March 31, 2006 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, NY
July 26, 2006

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENT OF CONDITION
AS OF MARCH 31, 2006                                               2009
                                                                  TRUST
TRUST PROPERTY:
   Investment in marketable securities - at value
      (cost $89,032,339)(Note 1)                               $90,619,092
   Receivable from units created                                   392,536
   Cash                                                          1,607,649
                                                               -----------
         Total trust property                                   92,619,277

LESS LIABILITIES:
   Redemptions payable                              $  8,015
   Accrued expenses                                  700,393       708,408
                                                    --------   -----------
NET ASSETS (Note 2):                                           $91,910,869
                                                               ===========
UNIT VALUE ($91,910,869/1,061,142.852 units)                   $     86.61
                                                               ===========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF OPERATIONS

                                                          2009 TRUST
                                                     YEARS ENDED MARCH 31,
                                                2006         2005          2004
                                            --------------------------------------
INVESTMENT INCOME:
   Interest income                          $        --   $    16,265   $  136,358
   Accretion of original issue discount       4,356,183     4,131,408    4,096,936
   Trustee's fees and expenses                  (50,345)      (48,142)     (49,496)
   Sponsors' fees                               (74,485)      (71,250)     (73,254)
                                            --------------------------------------
   Net investment income                      4,231,353     4,028,281    4,110,544
                                            --------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain on securities sold
      or redeemed                                34,478       356,496      871,387
   Unrealized depreciation of investments    (2,918,989)   (5,740,724)    (987,393)
                                            --------------------------------------
   Net realized and unrealized loss on
      investments                            (2,884,511)   (5,384,228)    (116,006)
                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                $ 1,346,842   $(1,355,947)  $3,994,538
                                            ======================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                             2009 TRUST
                                                        YEARS ENDED MARCH 31,
                                                 2006            2005           2004
                                            --------------------------------------------
OPERATIONS:
   Net investment income                    $    4,231,353   $  4,028,281   $  4,110,544
   Realized gain on securities sold
      or redeemed                                   34,478        356,496        871,387
   Unrealized depreciation of investments       (2,918,989)    (5,740,724)      (987,393)
                                            --------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                  1,346,842     (1,355,947)     3,994,538
                                            --------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 3):
   Issuance of addditional units                20,753,026     17,227,349     13,197,904
   Redemptions of units                        (12,293,015)   (17,304,580)   (16,883,317)
                                            --------------------------------------------
   Net capital share transactions                8,460,011        (77,231)    (3,685,413)
                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            9,806,853     (1,433,178)       309,125
NET ASSETS AT BEGINNING OF YEAR                 82,104,016     83,537,194     83,228,069
                                            --------------------------------------------
NET ASSETS AT END OF YEAR                   $   91,910,869   $ 82,104,016   $ 83,537,194
                                            ============================================
PER UNIT:
   Net asset value at end of year           $        86.61   $      85.27   $      86.54
                                            ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR       1,061,142.852    962,857.719    965,252.186
                                            ============================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     (a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in the Prospectus).

     (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) The fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET CAPITAL

     2009 Trust

     Cost of 1,061,142.852 units at Date of Deposit              $47,619,520
     Redemptions of units - net cost of 4,552,300.425 units
        redeemed less redemption amounts                          (2,948,886)
     Realized gain on securities sold or redeemed                 17,268,935
     Unrealized appreciation of investments                        1,586,753
                                                                 -----------
     Net captial applicable to Holders                            63,526,322
     Undistributed Net investment income - accretion of
        original issue discount ($28,873,445) less excess
        ($488,898) of fees and expenses over interest income      28,384,547
                                                                 -----------
     Net assets                                                  $91,910,869
                                                                 ===========

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trust as follows:

          YEAR ENDED       YEAR ENDED       YEAR ENDED
TRUST   MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004

2009      238,926.602      201,261.327      156,986.792

Units were redeemed as follows:

          YEAR ENDED       YEAR ENDED       YEAR ENDED
TRUST   MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004

2009      140,641.469      203,655.794      200,891.594

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2006, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS

6. FINANCIAL HIGHLIGHTS

                                                 2009 TRUST
                                            YEARS ENDED MARCH 31,

                                           2006     2005     2004
                                          ------   ------   ------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period   $85.27   $86.54   $82.47
   Income from investment operations
   Net investment income                    4.21     4.18     4.17
   Net realized and unrealized gain
   (loss) on investments                   (2.87)   (5.58)   (0.12)
   Total from investment operations         1.34    (1.40)    4.05
   Net capital share transactions             --      .13      .02
   Net asset value, end of period         $86.61   $85.27   $86.54
TOTAL RETURN                                1.54%    1.65%    4.82%
RATIO TO AVERAGE NET ASSETS:
   Expense                                  0.14%    0.15%    0.15%
   Net investment income                    4.84%    4.92%    4.96%

                       See Notes to Financial Statements.

PORTFOLIO
AS OF MARCH 31, 2006


       PORTFOLIO NO. AND TITLE OF          INTEREST                  FACE        ADJUSTED
               SECURITIES                    RATE     MATURITY      AMOUNT        COST(1)       VALUE(1)
----------------------------------------   --------   --------   ------------   -----------   -----------
2009 TRUST
1 Stripped Treasury Notes Securities (2)    0.000%     5/15/09   $105,070,000   $89,032,339   $90,619,092
                                                                 ----------------------------------------
TOTAL                                                            $105,070,000   $89,032,339   $90,619,092
                                                                 ========================================

(1)  See Notes to Financial Statements.

(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in the prospectus.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENT OF CONDITION
AS OF MARCH 31, 2006                                               2014
                                                                  TRUST

TRUST PROPERTY:
   Investment in marketable securities - at value
      (cost $17,298,424)(Note 1)                               $17,555,310
   Accrued interest receivable                                      10,018
                                                               -----------
         Total trust property                                   17,565,328

LESS LIABILITIES:
   Advance from Trustee                             $155,600
   Accrued expenses                                   52,478
   Other liabilities (Note 6)                         71,500
   Redemption payable                                    873       280,451
                                                    --------   -----------
NET ASSETS (Note 2):                                           $17,284,877
                                                               ===========
UNIT VALUE ($17,284,877/252,782.322 units)                     $     68.38
                                                               ===========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF OPERATIONS

                                                         2014 TRUST
                                                    YEARS ENDED MARCH 31,
                                               2006         2005         2004
                                            ------------------------------------
INVESTMENT INCOME:
  Interest income                           $  27,080   $    32,042   $   43,153
  Accretion of original issue discount        902,816     1,047,572    1,442,518
  Trustee's fees and expenses                 (13,236)      (15,927)     (21,605)
  Sponsors' fees                               (9,530)      (11,467)     (15,556)
                                            ------------------------------------
  Net investment income                       907,130     1,052,220    1,448,510
                                            ------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
      or redeemed                             112,779       180,777    1,034,025
  Unrealized depreciation of investments     (573,903)   (1,238,735)    (494,229)
                                            ------------------------------------
  Net realized and unrealized gain (loss)
      on investments                         (461,124)   (1,057,958)     539,796
                                            ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $ 446,006   $    (5,738)  $1,988,306
                                            ====================================

                        See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                            2014 TRUST
                                                       YEARS ENDED MARCH 31,
                                                 2006           2005           2004
                                             ------------------------------------------
OPERATIONS:
  Net investment income                      $    907,130   $  1,052,220   $  1,448,510
  Realized gain on securities sold
      or redeemed                                 112,779        180,777      1,034,025
  Unrealized depreciation of investments         (573,903)    (1,238,735)      (494,229)
                                             ------------------------------------------
  Net increase (decrease) in net assets
      resulting from operations                   446,006         (5,738)     1,988,306
                                             ------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                    392,365          2,264     16,813,533
  Redemptions of units                         (2,628,994)    (4,663,196)   (18,801,287)
                                             ------------------------------------------
  Net capital share transactions               (2,236,629)    (4,660,932)    (1,987,754)
                                             ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (1,790,623)    (4,666,670)           552
NET ASSETS AT BEGINNING OF YEAR                19,075,500     23,742,170     23,741,618
                                             ------------------------------------------
NET ASSETS AT END OF YEAR                    $ 17,284,877   $ 19,075,500   $ 23,742,170
                                             ==========================================
PER UNIT:
  Net asset value at end of year             $      68.38   $      66.99   $      66.82
                                             ==========================================
TRUST UNITS OUTSTANDING AT END OF YEAR        252,782.322    284,753.657    355,311.039
                                             ==========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     (a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in the Prospectus).

     (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) The fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 2006

2014 Trust

Cost of 252,782.322 units at Dates of Deposit            $11,851,393
Redemptions of units - net cost of 2,471,151.673 units
   redeemed less redemption amounts                        1,799,586
Realized gain on securities sold or redeemed                 297,208
Net unrealized appreciation of investments                   256,886
                                                         -----------
Net capital applicable to Holders                         14,205,073
Undistributed Net investment income - accretion of
   original issue discount ($3,134,012) less excess
   ($54,208) of fees and expenses over interest income     3,079,804
                                                         -----------
Net assets                                               $17,284,877
                                                         ===========

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

          Additional units were issued by the Trust as follows:

          YEAR ENDED       YEAR ENDED       YEAR ENDED
TRUST   MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004

2014       5,624.542           34.041       271,491.726

          Units were redeemed as follows:

          YEAR ENDED       YEAR ENDED       YEAR ENDED
TRUST   MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004

2014      37,595.877       70,591.423       296,642.244

     Units may be redeemed at the office of the Trustee upon tender thereof Generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2006, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs were amortized over a period of five years. Included in "Other Liabilities" in the accompanying statements of condition is $71,500 for 2014 Trust, payable to the Trustee for reimbursement of costs related to the organization of the Trusts.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS

                                                 2014 TRUST
                                            YEARS ENDED MARCH 31,

                                           2006     2005     2004
                                           ----     ----     ----
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period   $66.99   $66.82   $62.40
   Income from investment operations
      Net investment income                 3.42     3.30     3.36
   Net realized and unrealized gain
      (loss) on investments                (1.74)   (3.32)    1.25
   Total from investment operations         1.68    (0.02)    4.61
   Net capital share transactions          (0.29)    0.19    (0.19)
   Net asset value, end of period         $68.38   $66.99   $66.82
TOTAL RETURN                                2.42%    0.03%    7.27%
RATIO TO AVERAGE ASSETS:
   Expense                                  0.12%    0.13%    0.14%
   Net investment income                    4.91%    5.08%    5.29%

                        See Notes to Financial Statements

DEFINED ASSET FUNDS GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIO
AS OF MARCH 31, 2006

       PORTFOLIO NO. AND TITLE OF          INTEREST                    FACE        ADJUSTED
               SECURITIES                    RATE     MATURITIES      AMOUNT       COST(1)       VALUE(1)
----------------------------------------   --------   ----------      ------       --------      --------
   2014 TRUST
1 Stripped Treasury Notes Securities (2)    0.000%      5/15/14    $25,472,000   $16,874,298   $17,138,020
2 U.S. Treasury Bonds                       7.250       5/15/16        352,562       424,126       417,290
                                                                   ---------------------------------------
TOTAL                                                              $25,824,562   $17,298,424   $17,555,310
                                                                   =======================================

(1)  See Notes to Financial Statements.

(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in the prospectus.

              Defined
            Asset Funds-Registered Trademark-

Have questions ?                                 Government Securities Income Fund
Request the most recent free                     U.S Government Zero Coupon Bond Series 3 and 8
Information Supplement
that gives more details about                    (A Unit Investment Trust)
the Trusts, by calling:
The Bank of New York                             ----------------------------------------
1-800-221-7771                                   This Prospectus does not contain complete information about the investment company filed with the Securities and Exchange Commission in
                                                 Washington, D.C. under the:
                                                 - Securities Act of 1933 (file nos. 33-26716 and 333-36109) and
                                                 - Investment Company Act of 1940 (file no. 811-2810).
                                                 - To obtain copies at prescribed rates--
                                                 Write: Public Reference Section of the Commission
                                                 450 Fifth Street, N.W., Washington, D.C. 20549-6009
                                                 Call: 1-800-SEC-0330.
                                                 Visit: http://www.sec.gov.
                                                 ------------------------------------------------------
                                                 No person is authorized to give any information or representations about this Fund not contained in this Prospectus or the Information Supplement, and you should not rely on any other information.
                                                 ------------------------------------------------------
                                                                                                               11352--7/06

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).


    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to
            Exhibit 1.11.1 to the Post Effective Amendment No. 21 to the Registration Statement of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series D-L.


    1.11.2-- Government Securities Income Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act No. 33-28452).

    4.1  --Consent of the Evaluator.*

    5.1  --Consent of independent registered public accounting firm.*

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849).

   24   -- Powers of Attorney*

------------------------
*  Filed herewith

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                U.S. GOVERNMENT ZERO COUPON BOND SERIES--3 AND 8

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Defined Asset Funds--Government Securities Income Fund, U.S. Government Zero Coupon Bond Series--3 and 8 (A Unit Investment Trust), certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of New York and State of New York on the 27th day of July, 2006.


                        Signatures appear on pages R-3.


    All of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   Depositor


By the following persons, who constitute all of                   Powers of Attorney are filed
  the Board of Directors of Merrill Lynch, Pierce,                  herewith under the following 1933
  Fenner & Smith Incorporated:                                      Act File Numbers: 33-26716 and
                                                                    333-36109



     CANDACE E. BROWNING
     GREGORY J. FLEMING
     DO WOO KIM
     ROBERT J. McCANN
     CARLOS M. MORALES


     By: s/ Jay M. Fife
       ---------------------------------------------
       JAY M. FIFE
        (As authorized signatory for Merrill Lynch, Pierce,
        Fenner & Smith Incorporated and
        Attorney-in-fact for the persons listed above)